SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
Summary of the activity under the share option scheme

A summary of the activity for the options granted under the 2013 Share Option Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2023	32,855,703	0.07	0.85	5.01	5,864
Forfeited	(580,074)	0.07	2.43	—	—
Exercised	(11,857,191)	0.07	0.69	—	—
Outstanding, December 31, 2024	20,418,438	0.07	0.89	4.31	12,763
Vested and expected to vest at December 31, 2024	20,418,438	0.07	0.89	4.31	12,763
Exercisable at December 31, 2024	18,772,369	0.07	0.79	4.14	11,734

Summary of the activity for the options issued under the share award scheme

A summary of the activity for the options granted under the 2013 Share Award Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2023	14,456,890	0.87	0.32	5.97	—
Forfeited	(1,183,990)	0.87	0.30	—	—
Outstanding, December 31, 2024	13,272,900	0.87	0.32	4.97	—
Vested and expected to vest at December 31, 2024	13,272,900	0.87	0.32	4.97	—
Exercisable at December 31, 2024	12,752,900	0.87	0.31	4.97	—

Schedule of assumptions used to estimate the fair value of the share options

The assumptions used to estimate the fair value of the share options granted for the years ended December 31, 2022 are as follows:

2022
Risk-free rate	1.75%-2.93%
Expected volatility range	35.62%-46.22%
Exercise multiple	2.20-2.80
Fair market value per ordinary share as at valuation date	US$0.24-US$0.73

Summary of the amount of share-based compensation expense included in each of the relevant financial statement line items

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cost of revenues	15,618	9,756	16,868	2,311
Selling and marketing expenses	68,562	6,977	45,572	6,243
General and administrative expenses	187,843	114,766	101,106	13,851
Research and development expenses	87,812	50,146	50,895	6,973
	359,835	181,645	214,441	29,378

2013 Share Award Scheme
SHARE-BASED PAYMENTS
Summary of the activity for the restricted shares issued under the share award scheme

A summary of the activity for the restricted shares issued under the 2013 Share Award Scheme is stated below:

			Aggregate
	Number of	Weighted-average	intrinsic
	shares	grant-date fair value	value
		US$	US$
Outstanding, December 31, 2023	13,137,380	1.22	3,311
Vested	(7,389,941)	0.91	—
Forfeited	(1,667,857)	1.15	—
Outstanding, December 31, 2024	4,079,582	1.82	2,853
Expected to vest at December 31, 2024	4,079,582	1.82	2,853

2021 Share Award Scheme
SHARE-BASED PAYMENTS
Summary of the activity for the options issued under the share award scheme

In November 2021, the Company adopted the 2021 Share Award Scheme. A summary of the activity for the restricted shares with option features (the “RSUs”) issued under the 2021 Share Award Scheme is stated below:

			Weighted-
			average	Weighted-
		Weighted-	grant-	average	Aggregate
	Number of	average exercise	date	remaining	intrinsic
	the RSUs	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2023	206,152,350	0.01	0.29	9.42	49,889
Granted	37,829,282	0.01	0.21	—	—
Exercised	(106,346,174)	0.01	0.26	—	—
Forfeited	(11,128,732)	0.01	0.38	—	—
Outstanding, December 31, 2024	126,506,726	0.01	0.29	8.46	87,214
Vested and expected to vest at December 31, 2024	126,506,726	0.01	0.29	8.46	87,214
Exercisable at December 31, 2024	58,002,379	0.01	0.24	8.24	40,253